Summary of Carrying Amounts of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Investment Not Readily Marketable [Line Items]
Time deposits and certificates of deposits (due over 3 months)	¥ 160,376	¥ 179,875
Non-marketable equity securities	11,616	9,441
Long-term loans	26	43
Investments in affiliates and an unconsolidated subsidiary	3,160	3,145
Total	¥ 175,178	¥ 192,504